1

Wilmington Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2025 (unaudited)

Description	Number of Shares	Value

EXCHANGE-TRADED FUNDS – 3.4%

VanEck High Yield Muni ETF	29,000	$1,506,840

SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	364,050	9,359,725

TOTAL EXCHANGE-TRADED FUNDS (Cost $10,748,741)		$10,866,565

	Par Value

MUNICIPAL BONDS – 93.4%

ALABAMA – 2.2%

GENERAL – 2.2%

Black Belt Energy Gas District, AL, Revenue Bonds, Natural Gas Utility Improvements, (Series B), 5.00%, 10/01/55	$2,000,000	2,106,895

Southeast Alabama Gas Supply District (The), AL, Current Refunding Revenue Bonds, (Series A), 5.00%, 08/01/54	3,000,000	3,195,034

Southeast Energy Authority A Cooperative District, AL, Revenue Bonds, Natural Gas Utility Improvements, (Series C), 5.00%, 11/01/55	1,500,000	1,605,190

TOTAL ALABAMA		$6,907,119

ALASKA – 0.6%

HIGHER EDUCATION – 0.6%

University of Alaska, AK, Revenue Bonds, (Series T), 5.00%, 10/01/29	1,810,000	1,825,035

TOTAL ALASKA		$1,825,035

ARIZONA – 3.5%

DEVELOPMENT – 0.3%

Chandler Industrial Development Authority, AZ, Revenue Bonds, (Intel Corp. Project), 4.10%, 12/01/37	1,000,000	1,004,064

Industrial Development Authority of the City of Phoenix Arizona, IDA, Stadium Revenue Bonds, (Bank One Ballpark Project), (AMBAC), Prerefunded/ETM, 6.85%, 12/01/25	30,000	30,293

TOTAL DEVELOPMENT		$1,034,357

EDUCATION – 1.3%

Arizona Industrial Development Authority, AZ, Revenue Bonds, (Equitable School Revolving Fund), (Series A)

5.00%, 11/01/26	1,000,000	1,031,455

5.00%, 11/01/30	1,000,000	1,063,664

5.00%, 11/01/32	865,000	916,747

La Paz County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Charter School Solutions - Harmony Public Schools Project), (Series A), 5.00%, 02/15/28	1,100,000	1,114,494

TOTAL EDUCATION		$4,126,360

Description	Par Value	Value

MEDICAL – 0.8%

Maricopa County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Honor Health), (Series A)

5.00%, 09/01/34	$1,000,000	$1,087,087

5.00%, 09/01/35	725,000	785,866

5.00%, 09/01/36	500,000	540,415

TOTAL MEDICAL		$2,413,368

UTILITIES – 1.1%

Mesa, AZ, Utility System Revenue, Current Refunding Revenue Bonds, (Series C), 5.00%, 07/01/36	3,000,000	3,477,840

TOTAL ARIZONA		$11,051,925

CALIFORNIA – 0.4%

AIRPORT – 0.4%

City of Los Angeles Department of Airports, CA, Revenue Bonds

4.00%, 05/15/36	800,000	799,574

4.00%, 05/15/37	500,000	498,602

TOTAL CALIFORNIA		$1,298,176

COLORADO – 4.1%

AIRPORT – 0.8%

City & County of Denver, CO, Airport System Revenue Bonds, (Sub-Series A), 5.00%, 12/01/31	2,500,000	2,613,353

HIGHER EDUCATION – 0.7%

Colorado Educational & Cultural Facilities Authority, CO, Refunding Revenue Bonds, (University of Denver Project), (NATL), 5.00%, 03/01/35	2,000,000	2,225,467

MEDICAL – 1.7%

Colorado Health Facilities Authority, CO, Refunding Revenue Bonds, Intermountain Healthcare, 5.00%, 05/15/62	3,000,000	3,182,432

Colorado Health Facilities Authority, CO, Revenue Bonds, (CommonSpirit Health), (Series B-2), 5.00%, 08/01/49	2,000,000	2,043,648

TOTAL MEDICAL		$5,226,080

MULTIFAMILY HOUSING – 0.3%

Colorado Housing and Finance Authority, CO, Revenue Bonds, (Wintergreen Ridge Apartments Project), 4.00%, 05/01/41	1,000,000	1,001,591

WATER – 0.6%

City & County of Denver, CO, Board of Water Commissioners, Refunding Revenue Bonds, (Series B), 4.00%, 09/15/33	1,750,000	1,826,793

TOTAL COLORADO		$12,893,284

January 31, 2025 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

CONNECTICUT – 1.9%

GENERAL OBLIGATIONS – 0.9%

State of Connecticut, CT, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series 2021 A), 3.00%, 01/15/35	$2,900,000	$2,729,853

HIGHER EDUCATION – 0.4%

Connecticut State Health & Educational Facilities Authority, CT, Advance Refunding Revenue Bonds, (Fairfield University), (Series R), 5.00%, 07/01/31	1,385,000	1,438,435

MEDICAL – 0.6%

Connecticut State Health & Educational Facilities Authority, CT, Current Refunding Revenue Bonds, (Stamford Hospital), (Series L-1)

4.00%, 07/01/28	785,000	799,984

4.00%, 07/01/29	500,000	511,484

4.00%, 07/01/30	600,000	616,021

TOTAL MEDICAL		$1,927,489

TOTAL CONNECTICUT		$6,095,777

DISTRICT OF COLUMBIA – 1.2%

GENERAL – 0.7%

Washington Convention & Sports Authority, DC, Current Refunding Revenue Bonds, (Series A)

5.00%, 10/01/30	610,000	667,747

5.00%, 10/01/31	875,000	954,020

5.00%, 10/01/32	500,000	543,104

TOTAL GENERAL		$2,164,871

TRANSPORTATION – 0.5%

Washington Metropolitan Area Transit Authority, DC, Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,567,238

TOTAL DISTRICT OF COLUMBIA		$3,732,109

FLORIDA – 6.1%

AIRPORT – 2.0%

Greater Orlando Aviation Authority, FL, Airport System Revenue Bonds, (Series A), 5.00%, 10/01/26	1,000,000	1,028,193

Hillsborough County Aviation Authority, FL, Revenue Bonds, (Series B), 5.00%, 10/01/33	2,000,000	2,181,108

Lee FL Airport Revenue County, FL, Revenue Bonds

5.00%, 10/01/34	1,000,000	1,095,751

5.00%, 10/01/35	2,000,000	2,182,158

TOTAL AIRPORT		$6,487,210

GENERAL OBLIGATIONS – 0.6%

State of Florida, FL, GO Unlimited, Current Refunding, (Series D), 4.00%, 06/01/34	1,975,000	2,034,944

HIGHER EDUCATION – 1.5%

Davie Florida Education Facilities, FL, Revenue Bonds, (Nova Southeastern University Project)

5.00%, 04/01/28	750,000	790,447

Description	Par Value	Value

5.00%, 04/01/30	$750,000	$788,234

5.00%, 04/01/31	750,000	786,551

5.00%, 04/01/33	750,000	781,655

Florida Higher Educational Facilities Financial Authority, FL, Revenue Bonds, (Educational Facilities Ringling College Project), 5.00%, 03/01/28	1,600,000	1,642,538

TOTAL HIGHER EDUCATION		$4,789,425

HOUSING – 0.2%

Florida Gulf Coast University Financing Corp., FL, Current Refunding Revenue Bonds, (Housing Project), (Series A), 5.00%, 02/01/26	500,000	508,003

MEDICAL – 0.7%

Lakeland, FL, Refunding Revenue Bonds, (Lakeland Regional Health Systems), (Series S), 5.00%, 11/15/42	2,000,000	2,162,992

TRANSPORTATION – 1.1%

Florida Development Finance Corp., FL, Refunding Revenue Bonds, (Brightline Florida Passenger Rail Project), 5.00%, 07/01/37	3,500,000	3,536,641

TOTAL FLORIDA		$19,519,215

GEORGIA – 4.7%

GENERAL – 3.7%

Georgia Local Government, GA, Certificates of Participation, (Grantor Trust), (Series A), (NATL), 4.75%, 06/01/28	4,359,000	4,438,142

Main Street Natural Gas, Inc., GA, Revenue Bonds, (Series B), 5.00%, 07/01/53	1,000,000	1,056,083

Main Street Natural Gas, Inc., GA, Revenue Bonds, Natural Gas Utility Improvements, (Series A)

4.00%, 07/01/52	3,000,000	3,038,249

5.00%, 06/01/53	3,000,000	3,128,016

TOTAL GENERAL		$11,660,490

POWER – 0.4%

Municipal Electric Authority of Georgia, GA, Project One Subordinated Revenue Bonds, (Series B), (BAM), 5.25%, 01/01/44	1,250,000	1,364,171

TRANSPORTATION – 0.6%

Georgia Ports Authority, GA, Revenue Bonds

4.00%, 07/01/37	1,000,000	1,026,756

4.00%, 07/01/39	1,000,000	1,012,535

TOTAL TRANSPORTATION		$2,039,291

TOTAL GEORGIA		$15,063,952

IDAHO – 1.0%

HIGHER EDUCATION – 1.0%

Idaho Housing & Finance Association, ID, Current Refunding Revenue Bonds, (The College of IDAHO Project) , 5.00%, 11/01/33	3,000,000	3,045,485

TOTAL IDAHO		$3,045,485

January 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

ILLINOIS – 6.7%

AIRPORT – 0.9%

Chicago O’Hare International Airport, IL, Revenue Bonds, (Senior Lien), (Series D), 5.00%, 01/01/34	$3,000,000	$3,060,278

GENERAL – 1.5%

Regional Transportation Authority, IL, Revenue Bonds, (Series A), (BHAC-CR FGIC), 6.00%, 07/01/31	1,450,000	1,632,555

State of Illinois, IL, (Series C), 5.00%, 06/15/41	3,000,000	3,203,980

TOTAL GENERAL		$4,836,535

GENERAL OBLIGATIONS – 3.8%

Chicago, IL, GO Unlimited, (Series A), 5.00%, 01/01/44	2,000,000	2,017,266

Chicago, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 01/01/32	3,000,000	3,141,560

State of Illinois, IL, GO Unlimited, Refunding Bonds, 5.00%, 02/01/39	450,000	493,455

State of Illinois, IL, GO Unlimited, Current Refunding, (Series A)

5.00%, 10/01/29	2,000,000	2,117,482

5.00%, 10/01/33	1,000,000	1,051,539

State of Illinois, IL, GO Unlimited, (Series D), 5.00%, 11/01/28	3,000,000	3,136,692

TOTAL GENERAL OBLIGATIONS		$11,957,994

TRANSPORTATION – 0.5%

Regional Transportation Authority, IL, Revenue Bonds, (Series B), 5.00%, 06/01/33	1,450,000	1,530,091

TOTAL ILLINOIS		$21,384,898

INDIANA – 2.8%

DEVELOPMENT – 2.1%

Whiting, IN, Current Refunding Revenue Bonds, (BP Products North America Inc., Project), 5.00%, 12/01/44	6,500,000	6,596,305

GENERAL – 0.7%

Westfield-Washington Multi-School Building Corp., IN, Revenue Bonds, (Series A), (BAM ST INTERCEPT)

5.00%, 01/15/31	1,000,000	1,099,861

5.00%, 07/15/31	1,000,000	1,105,707

TOTAL GENERAL		$2,205,568

TOTAL INDIANA		$8,801,873

IOWA – 1.0%

EDUCATION – 1.0%

Waterloo Community School District Infrastructure Sales Services & Use Tax, IA, Revenue Bonds, (AGM), 4.00%, 07/01/29	3,000,000	3,075,083

TOTAL IOWA		$3,075,083

Description	Par Value	Value

KENTUCKY – 2.5%

GENERAL – 2.5%

Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series A)

4.00%, 08/01/52	$3,000,000	$2,995,936

5.00%, 05/01/55	1,000,000	1,048,552

Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series C), 4.00%, 02/01/50	4,000,000	4,011,064

TOTAL KENTUCKY		$8,055,552

LOUISIANA – 0.9%

DEVELOPMENT – 0.9%

Parish of St John the Baptist, LA, Current Refunding Revenue Bonds, (Marathon Oil Corporation Project), 3.30%, 06/01/37	3,000,000	3,004,759

TOTAL LOUISIANA		$3,004,759

MARYLAND – 0.8%

AIRPORT – 0.8%

Maryland State Department of Transportation, MD, Revenue Bonds, (Baltimore Washington International), (Series B)

5.00%, 08/01/28	730,000	767,065

5.00%, 08/01/29	500,000	531,251

5.00%, 08/01/30	515,000	553,147

5.00%, 08/01/31	650,000	702,400

TOTAL MARYLAND		$2,553,863

MASSACHUSETTS – 1.2%

MEDICAL – 0.3%

Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Care Group), (Series I), 5.00%, 07/01/33	1,000,000	1,019,670

STUDENT LOAN – 0.9%

Massachusetts Educational Financing Authority, MA, Revenue Bonds, (Series B)

5.00%, 07/01/33	1,800,000	1,916,593

4.25%, 07/01/44	1,000,000	974,593

TOTAL STUDENT LOAN		$2,891,186

TOTAL MASSACHUSETTS		$3,910,856

MICHIGAN – 1.7%

AIRPORT – 0.2%

Gerald R Ford International Airport Authority, MI, Revenue Bonds, (CNTY GTD) , 5.00%, 01/01/41	500,000	534,824

SCHOOL DISTRICT – 1.0%

Kalamazoo Public Schools, MI, GO Unlimited, AD Valorem Property Tax

4.00%, 05/01/33	1,330,000	1,351,656

4.00%, 05/01/34	1,000,000	1,012,359

January 31, 2025 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

Saginaw City School District, MI, GO Unlimited, School Improvements, AD Valorem Property Tax, (Qualified School Bond Loan Fund), 4.00%, 05/01/35	$1,000,000	$1,025,821

TOTAL SCHOOL DISTRICT		$3,389,836

WATER – 0.5%

Detroit Sewage Disposal System, MI, Revenue Bonds, (Second Lien), (Series B), (AGC-ICC FGIC), 5.50%, 07/01/29	125,000	129,300

Michigan Finance Authority, MI, Current Refunding Revenue Bonds, (Local Government Loan Program), (Series C), 5.00%, 07/01/34	1,450,000	1,458,130

TOTAL WATER		$1,587,430

TOTAL MICHIGAN		$5,512,090

MINNESOTA – 1.6%

GENERAL OBLIGATIONS – 0.6%

State of Minnesota, MN, GO Unlimited, AD Valorem Property Tax, (Series A), 4.00%, 09/01/38	2,000,000	2,054,638

MEDICAL – 1.0%

Rochester, MN, Current Refunding Revenue Bonds, (Mayo Clinic), 4.00%, 11/15/39	3,000,000	3,017,947

TOTAL MINNESOTA		$5,072,585

NEVADA – 1.0%

GENERAL OBLIGATIONS – 1.0%

Las Vegas Valley Water District, NV, GO Limited, Current Refunding, AD Valorem Property Tax, (Series C), 4.00%, 06/01/37	3,000,000	3,073,503

TOTAL NEVADA		$3,073,503

NEW JERSEY – 2.2%

GENERAL – 1.6%

Garden State Preservation Trust, NJ, Revenue Bonds, (2005 Series A), (AGM), 5.75%, 11/01/28	2,470,000	2,614,794

New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Series A), (Transportation System), 5.00%, 12/15/34	1,720,000	1,822,192

New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Transportation System), 5.00%, 12/15/32	500,000	542,037

TOTAL GENERAL		$4,979,023

HIGHER EDUCATION – 0.3%

New Jersey Educational Facilities Authority, NJ, Revenue Bonds, (Series A), (Stevens Institute of Technology), 5.00%, 07/01/31	1,000,000	1,038,543

STUDENT LOAN – 0.3%

New Jersey Higher Education Student Assistance Authority, NJ, Current Refunding Revenue Bonds, (Series B), 4.00%, 12/01/44	1,000,000	947,801

TOTAL NEW JERSEY		$6,965,367

Description	Par Value	Value

NEW YORK – 4.5%

AIRPORT – 1.7%

Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (207th Series)

4.00%, 03/15/30	$1,000,000	$1,017,341

5.00%, 09/15/31	2,500,000	2,584,734

Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, (222nd Series ), (BAM-TCRS), 4.00%, 07/15/39	1,840,000	1,870,724

TOTAL AIRPORT		$5,472,799

GENERAL – 1.4%

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series E-1), 4.00%, 02/01/38	2,500,000	2,541,286

New York State Urban Development Corp., NY, Revenue Bonds, Personal Income Tax, (Series A), 4.00%, 03/15/38	2,005,000	2,033,942

TOTAL GENERAL		$4,575,228

GENERAL OBLIGATIONS – 1.1%

New York City, NY, GO Unlimited, AD Valorem Property Tax, (Series A)

5.00%, 09/01/36	1,600,000	1,780,898

4.00%, 08/01/37	1,500,000	1,533,873

TOTAL GENERAL OBLIGATIONS		$3,314,771

HIGHER EDUCATION – 0.3%

Tompkins County Development Corp., NY, Current Refunding Revenue Bonds, (Ithaca College Project), 5.00%, 07/01/30	990,000	1,040,243

TOTAL NEW YORK		$14,403,041

NORTH CAROLINA – 1.9%

POWER – 1.5%

North Carolina Municipal Power Agency No. 1, NC, Current Refunding Revenue Bonds, (Series A), 5.00%, 01/01/32	4,250,000	4,598,666

TRANSPORTATION – 0.4%

North Carolina Turnpike Authority, NC, Current Refunding Revenue Bonds, (Senior Lien), (AGM), 5.00%, 01/01/32	1,250,000	1,330,089

TOTAL NORTH CAROLINA		$5,928,755

OHIO – 3.7%

GENERAL OBLIGATIONS – 0.3%

State of Ohio, OH, GO Unlimited, Public Improvements, (Series A), 5.00%, 03/01/35	1,000,000	1,133,476

HIGHER EDUCATION – 1.0%

Ohio Higher Educational Facility Commission, OH, Current Refunding Revenue Bonds, University & College Improvements, (University of Dayton 2020), 5.00%, 02/01/34	1,000,000	1,074,773

Ohio State University (The), OH, Revenue Bonds, (Series A), (Multiyear Debt ISS), 4.00%, 12/01/43	2,000,000	1,966,115

TOTAL HIGHER EDUCATION		$3,040,888

January 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

MEDICAL – 1.4%

Montgomery County, OH, Current Refunding Revenue Bonds, (Premier Health Partners Obligated Group), 5.00%, 11/15/28	$3,035,000	$3,181,978

State of Ohio, OH, Refunding Revenue Bonds, (Cleveland Clinic Health System Obligated Group), 4.00%, 01/01/34	1,250,000	1,266,278

TOTAL MEDICAL		$4,448,256

POWER – 1.0%

American Municipal Power, Inc., OH, Current Refunding Revenue Bonds, (Prairie State Energy Campus Project), (Series A), 5.00%, 02/15/32	3,000,000	3,251,948

TOTAL OHIO		$11,874,568

OKLAHOMA – 1.6%

GENERAL – 1.4%

Canadian County Educational Facilities Authority, OK, Revenue Bonds, (Mustang Public Schools Project), (Series A), 5.25%, 09/01/34	3,000,000	3,374,880

Oklahoma County Finance Authority, OK, Revenue Bonds, (Midwest City-Del City Public Schools Project), (BAM), 5.00%, 10/01/40	1,000,000	1,087,712

TOTAL GENERAL		$4,462,592

POWER – 0.2%

Grand River Dam Authority, OK, Refunding Revenue Bonds, (Series A), 5.00%, 06/01/41	600,000	660,022

TOTAL OKLAHOMA		$5,122,614

OREGON – 0.4%

GENERAL – 0.4%

Oregon State Lottery, OR, Revenue Bonds, (Series A), (MORAL OBLG), 5.00%, 04/01/39	1,000,000	1,112,482

TOTAL OREGON		$1,112,482

PENNSYLVANIA – 7.8%

AIRPORT – 1.4%

Allegheny County Airport Authority, PA, Revenue Bonds, (Series A)

5.00%, 01/01/28	1,500,000	1,559,499

4.00%, 01/01/38	1,500,000	1,475,711

Philadelphia Airport, PA, Refunding Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,543,691

TOTAL AIRPORT		$4,578,901

GENERAL – 1.0%

Delaware Valley Regional Finance Authority, PA, Refunding Revenue Bonds, (Series A), 4.00%, 03/01/35	3,000,000	3,130,980

HIGHER EDUCATION – 1.9%

Lackawanna County Industrial Development Authority, PA, Advance Refunding Revenue Bonds, (Scranton University), 5.00%, 11/01/30	1,000,000	1,045,962

Description	Par Value	Value

Montgomery County Higher Education and Health Authority, PA, Current Refunding Revenue Bonds, (AICUP Financing Program) , 5.00%, 05/01/35	$1,130,000	$1,166,838

Montgomery County Industrial Development Authority, PA, Revenue Bonds, (AICUP Financing Program - Gwynedd Mercy University Project), 5.25%, 05/01/38	1,000,000	1,036,048

Pennsylvania Higher Educational Facilities Authority, PA, Current Refunding Revenue Bonds, (Ursinus College Project), (Series A)

5.00%, 11/01/25	700,000	704,889

5.00%, 11/01/26	350,000	356,706

5.00%, 11/01/27	600,000	617,323

5.00%, 11/01/28	1,100,000	1,139,942

TOTAL HIGHER EDUCATION		$6,067,708

MEDICAL – 0.9%

Hospitals & Higher Education Facilities Authority of Philadelphia, PA, Current Refunding Revenue Bonds, (AGM), 5.00%, 07/01/35	2,500,000	2,704,409

STUDENT LOAN – 0.2%

Pennsylvania Higher Education Assistance Agency, PA, Revenue Bonds, 4.13%, 06/01/45	485,000	471,101

TOBACCO SETTLEMENT – 0.3%

Commonwealth Financing Authority, PA, Revenue Bonds, (Tobacco Master Settlement Payment), 5.00%, 06/01/34	1,000,000	1,049,306

TRANSPORTATION – 1.2%

Pennsylvania Turnpike Commission, PA, Advance Refunding Revenue Bonds, (2nd Series), Motor License Fund Enhanced, 5.00%, 12/01/32	2,000,000	2,086,837

Pennsylvania Turnpike Commission, PA, Refunding Revenue Bonds, Public Improvements, (Series B)

5.00%, 12/01/35	500,000	561,479

5.00%, 12/01/36	500,000	559,866

5.00%, 12/01/37	500,000	556,582

TOTAL TRANSPORTATION		$3,764,764

WATER – 0.9%

Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (First Lien), (Series B), (AGM)

5.00%, 09/01/38	1,250,000	1,388,961

5.00%, 09/01/39	1,000,000	1,105,613

Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (Sub-Series B), (AGM), 5.00%, 09/01/33	340,000	388,867

TOTAL WATER		$2,883,441

TOTAL PENNSYLVANIA		$24,650,610

SOUTH CAROLINA – 1.5%

MEDICAL – 0.6%

South Carolina Jobs-Economic Development Authority, SC, Revenue Bonds, (Novant Health Obligated Group), 5.00%, 11/01/34	1,750,000	1,982,679

January 31, 2025 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

POWER – 0.9%

Piedmont Municipal Power Agency, SC, Current Refunding Revenue Bonds, (Series D), 4.00%, 01/01/34	$2,830,000	$2,881,128

TOTAL SOUTH CAROLINA		$4,863,807

TENNESSEE – 0.9%

AIRPORT – 0.4%

Memphis-Shelby County Airport Authority, TN, Revenue Bonds, (Series A), 5.00%, 07/01/32	1,100,000	1,174,488

GENERAL OBLIGATIONS – 0.5%

Metropolitan Government of Nashville & Davidson County, TN, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (Series A), 4.00%, 01/01/37	1,515,000	1,560,284

TOTAL TENNESSEE		$2,734,772

TEXAS – 12.8%

AIRPORT – 0.7%

Dallas Fort Worth International Airport, TX, Current Refunding Revenue Bonds, (Series A), 4.00%, 11/01/35	1,000,000	1,019,211

Dallas Fort Worth International Airport, TX, Current Refunding Revenue Bonds, (Series B), 5.00%, 11/01/38	1,000,000	1,111,320

TOTAL AIRPORT		$2,130,531

EDUCATION – 0.7%

Arlington Higher Education Finance Corp., TX, Revenue Bonds, (Trinity Basin Preparatory, Inc.), (PSF-GTD)

5.00%, 08/15/39	500,000	546,162

5.00%, 08/15/40	500,000	542,578

Clifton Higher Education Finance Corp., TX, Revenue Bonds, (Idea Public Schools), 5.00%, 08/15/29	1,000,000	1,063,904

TOTAL EDUCATION		$2,152,644

GENERAL – 0.6%

Dallas, TX, Current Refunding Revenue Bonds, Hotel Occupancy Tax

4.00%, 08/15/31	1,000,000	1,003,651

4.00%, 08/15/32	1,000,000	1,002,517

TOTAL GENERAL		$2,006,168

GENERAL OBLIGATIONS – 4.5%

Dallas, TX, GO Limited, AD Valorem Property Tax, (Series A)

5.00%, 02/15/40	1,250,000	1,362,474

5.00%, 02/15/41	1,000,000	1,086,403

Kaufman County Municipal Utility District No 3, TX, GO Unlimited, AD Valorem Property Tax, (Series A), (BAM)

4.00%, 03/01/38	1,020,000	1,020,660

4.00%, 03/01/39	1,065,000	1,056,196

4.00%, 03/01/40	1,110,000	1,097,455

Martin County Hospital District, TX, GO Limited, Current Refunding, AD Valorem Property Tax

4.00%, 04/01/25	100,000	100,154

Description	Par Value	Value

4.00%, 04/01/26	$100,000	$100,890

4.00%, 04/01/27	100,000	101,561

4.00%, 04/01/28	535,000	545,628

4.00%, 04/01/29	100,000	102,193

4.00%, 04/01/30	100,000	102,535

4.00%, 04/01/31	350,000	361,015

4.00%, 04/01/32	100,000	102,572

4.00%, 04/01/33	495,000	504,789

4.00%, 04/01/34	100,000	101,607

4.00%, 04/01/35	100,000	101,452

4.00%, 04/01/36	380,000	383,803

State of Texas, TX, GO Unlimited, (Series A), 4.50%, 08/01/29	2,125,000	2,203,221

State of Texas, TX, GO Unlimited, Current Refunding, (Series B), 5.00%, 08/01/29	3,735,000	3,962,064

TOTAL GENERAL OBLIGATIONS		$14,396,672

MEDICAL – 0.5%

Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Christus Health), (Series B), 5.00%, 07/01/32	1,465,000	1,556,960

SCHOOL DISTRICT – 2.0%

Hays Consolidated Independent School District, TX, GO Unlimited, AD Valorem Property Tax, (Permanent School Fund - Guaranteed), 4.00%, 02/15/37	1,000,000	1,023,272

Prosper Independent School District, TX, GO Unlimited, (PSF-GTD), 4.00%, 02/15/48	4,000,000	3,872,225

Royal Independent School District, TX, GO Unlimited, AD Valorem Property Tax, (Permanent School Fund – Guaranteed), 4.00%, 02/15/48	1,475,000	1,406,853

TOTAL SCHOOL DISTRICT		$6,302,350

STUDENT LOAN – 0.7%

Brazos Higher Education Authority, Inc., TX, Revenue Bonds, (Series 1A), 5.13%, 04/01/43	2,295,000	2,403,204

TRANSPORTATION – 2.6%

Central Texas Regional Mobility Authority, TX, Highways Improvement Revenue Bonds, (Senior Lien), 5.00%, 01/01/33	1,470,000	1,539,757

Central Texas Turnpike System, TX, Current Refunding Revenue Bonds, (Series C), 5.00%, 08/15/38	3,000,000	3,352,783

Texas Private Activity Bond Surface Transportation Corp., TX, Current Refunding Revenue Bonds, (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/37	3,500,000	3,502,515

TOTAL TRANSPORTATION		$8,395,055

WATER – 0.5%

Texas Water Development Board, TX, Revenue Bonds, Water Utility Improvements, (Series A), 4.13%, 10/15/47	1,500,000	1,470,832

TOTAL TEXAS		$40,814,416

January 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

UTAH – 4.3%

AIRPORT – 1.8%

Salt Lake City, UT, Revenue Bonds, (Series A)

5.00%, 07/01/32	$3,000,000	$3,114,122

5.00%, 07/01/33	2,500,000	2,589,228

TOTAL AIRPORT		$5,703,350

MEDICAL – 2.5%

Salt Lake County, UT, Revenue Bonds, (IHC Health Services), (AMBAC), Prerefunded/ETM

5.40%, 02/15/28	2,850,000	2,883,464

5.13%, 02/15/33	5,145,000	5,195,691

TOTAL MEDICAL		$8,079,155

TOTAL UTAH		$13,782,505

WASHINGTON – 5.0%

GENERAL – 1.6%

Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, (NATL), 4.75%, 02/01/28	5,220,000	5,256,052

MEDICAL – 0.6%

Washington Health Care Facilities Authority, WA, Advance Refunding Revenue Bonds, (Overlake Hospital Medical Center), 5.00%, 07/01/33	1,750,000	1,790,240

POWER – 1.1%

Energy Northwest, WA, Current Refunding Revenue Bonds, Columbia Generating Station, 5.00%, 07/01/33	3,000,000	3,394,133

SCHOOL DISTRICT – 1.0%

Clark County School District No. 114 Evergreen, WA, GO Unlimited, AD Valorem Property Tax, (SCH BD GTY), 4.00%, 12/01/33	3,000,000	3,121,409

Description	Par Value	Value

TRANSPORTATION – 0.7%

Port of Seattle, WA, Revenue Bonds, 5.00%, 04/01/29	$2,090,000	$2,203,771

TOTAL WASHINGTON		$15,765,605

WISCONSIN – 0.9%

MEDICAL – 0.3%

Public Finance Authority, WI, Revenue Bonds, (The Obligated Group of National Senior Communities, Inc.)

4.00%, 01/01/32	500,000	506,873

4.00%, 01/01/33	500,000	504,893

TOTAL MEDICAL		$1,011,766

POWER – 0.6%

Public Finance Authority, WI, Refunding Revenue Bonds, (Duke Energy Progress Project), (Series P), 3.30%, 10/01/46	1,750,000	1,750,504

TOTAL WISCONSIN		$2,762,270

TOTAL MUNICIPAL BONDS (Cost $305,936,757)		$296,657,951

	Number of Shares

MONEY MARKET FUND – 1.6%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.26%^	5,221,279	5,221,279

TOTAL MONEY MARKET FUND (Cost $5,221,279)		$5,221,279

TOTAL INVESTMENTS – 98.4% (Cost $321,906,777)		$312,745,795

OTHER ASSETS LESS LIABILITIES – 1.6%		4,956,279

TOTAL NET ASSETS – 100.0%		$317,702,074

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Exchange-Traded Funds	$10,866,565	$—	$—	$10,866,565
Municipal Bonds	—	296,657,951	—	296,657,951
Money Market Fund	5,221,279	—	—	5,221,279

Total	$16,087,844	$296,657,951	$—	$312,745,795

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

AGC	Assured Guaranty Corporation

January 31, 2025 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (concluded)

AGM	Assured Guaranty Municipal

AICUP	Association of Independent Colleges and Universities of Pennsylvania

AMBAC	American Municipal Bond Assurance Corporation

BAM	Build America Mutual Assurance Company

BHAC	Berkshire Hathaway Assurance Corporation

CNTY	GTD County Guarantee Program

CR	Custodial Receipts

ETF	Exchange-Traded Fund

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Corporation

GO	General Obligation

ICC	Insured Custody Certificates

IDA	Industrial Development Authority/Agency

MORAL OBLG	Moral Obligation Bond

NATL	National Public Finance Guarantee Corporation

PSF-GTD	Permanent School Fund Guarantee Program

SCH BD GTY	School Bond Guaranty

SPDR	Standard & Poor’s Depositary Receipt

TCRS	Tax Credit Reporting Service

For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

January 31, 2025 (unaudited)